Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 71	$ 13
Foreign currency translation adjustment	(37)	109
Accumulated other comprehensive income (loss)	$ 34	$ 122